Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	25-1255406
Plan number	002
Participant Loans, Cost	$ 0
Participant Loans	11,218,173
Total	$ 596,961,309
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Mutual fund investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 468,567,203
F.N.B. Corporation Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	117,165,090
Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,843
Investment, Identifier [Axis]: Allspring Spl Mid Cap Value R6 | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,344,862
Investment, Identifier [Axis]: American Century Small Cap Value R6 | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,827,338
Investment, Identifier [Axis]: Baird Core Plus Inst | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,659,779
Investment, Identifier [Axis]: Baird Short term Bond IS | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,528,147
Investment, Identifier [Axis]: C&S Realty Shares Z | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,129,113
Investment, Identifier [Axis]: Fidelity 500 Index | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	60,798,290
Investment, Identifier [Axis]: Fidelity Blue Chip Growth K6 | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	48,095,551
Investment, Identifier [Axis]: Fidelity FDM Index 2010 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,533,618
Investment, Identifier [Axis]: Fidelity FDM Index 2015 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	630,708
Investment, Identifier [Axis]: Fidelity FDM Index 2020 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,062,780
Investment, Identifier [Axis]: Fidelity FDM Index 2025 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,972,114
Investment, Identifier [Axis]: Fidelity FDM Index 2030 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	31,462,853
Investment, Identifier [Axis]: Fidelity FDM Index 2035 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,173,016
Investment, Identifier [Axis]: Fidelity FDM Index 2040 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	27,327,990
Investment, Identifier [Axis]: Fidelity FDM Index 2045 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,205,037
Investment, Identifier [Axis]: Fidelity FDM Index 2050 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,458,169
Investment, Identifier [Axis]: Fidelity FDM Index 2055 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,822,010
Investment, Identifier [Axis]: Fidelity FDM Index 2060 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,491,358
Investment, Identifier [Axis]: Fidelity FDM Index 2065 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,410,882
Investment, Identifier [Axis]: Fidelity FDM Index 2070 IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	231,174
Investment, Identifier [Axis]: Fidelity FDM Index RET IPR | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	584,705
Investment, Identifier [Axis]: Fidelity Global Ex US Index | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,597,908
Investment, Identifier [Axis]: Fidelity International Cap Appr K6 | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,615,839
Investment, Identifier [Axis]: Fidelity Mid Cap Index | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,471,029
Investment, Identifier [Axis]: Fidelity Small Cap Growth K6 | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,901,585
Investment, Identifier [Axis]: Fidelity Small Cap Index | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,594,355
Investment, Identifier [Axis]: Fidelity Total Market Index | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,044,677
Investment, Identifier [Axis]: Fidelity US Bond Index | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,487,022
Investment, Identifier [Axis]: JPMorgan US Value R6 | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,503,074
Investment, Identifier [Axis]: MFS Mid Cap Growth R6 | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,557,177
Investment, Identifier [Axis]: Vanguard Cr Fed Money Market Adm | Mutual Fund Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 36,045,043